PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Rental and other deposits		¥ 1,167			¥ 1,411
Prepayments for rental and others		11,291			14,455
Employee advances		2,668			4,059
Payments made on behalf of customers		324,812			421,415
Prepaid insurance premium		973			1,093
Interest income receivable		72,241			52,725
Unutilized input/prepaid value-added tax		14,000
Others		1,280			1,557
Total		428,432		$ 76,680	¥ 496,715
Payments made on behalf of customers
Roll forward of the valuation allowance
Balance at beginning of period	¥ 958	3,632	¥ 6,079
Additions	1,723		1,313
Reversals		(676)
Write-offs	(1,825)	(1,998)	(3,760)
Balance at end of period	¥ 856	¥ 958	¥ 3,632